(Loss) Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Basic and Diluted (Loss) Earnings Per Share
The net (loss) earnings available for common shareholders and (loss) earnings per common share are presented in the table below:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Net (loss) income	(52,055)	(44,434)	(202,564)	160,603

Weighted average number of common shares - basic (1)	33,898,299	33,738,143	33,846,115	33,712,124
Dilutive effect of stock-based awards	—	—	—	230,067
Weighted average number of common shares - diluted	33,898,299	33,738,143	33,846,115	33,942,191

(Loss) earnings per common share:
– Basic	(1.54)	(1.32)	(5.98)	4.76
– Diluted	(1.54)	(1.32)	(5.98)	4.73